UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Preferred Securities Fund

Portfolio of Investments	December 31, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.4%

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 25.2%

	Banks – 3.8%

147,753	Citigroup Inc.	8.125%	BB+	$4,100,146

615,317	Citigroup Inc.	7.125%	BB+	17,216,570

508,667	Countrywide Capital Trust III	7.000%	BBB–	12,950,662

446,188	Fifth Third Bancorp.	6.625%	Baa3	12,194,318

455,670	Huntington BancShares Inc.	6.250%	Baa3	11,528,451

77,023	PNC Financial Services	6.125%	Baa2	2,101,958

209,727	Private Bancorp Incorporated	7.125%	N/R	5,475,972

121,670	Regions Financial Corporation	6.375%	Ba1	3,061,217

893,326	Regions Financial Corporation	6.375%	Ba1	23,699,939

70,000	U.S. Bancorp.	6.500%	A3	1,980,300

91,584	Zions Bancorporation	6.300%	BB–	2,444,377
	Total Banks			96,753,910

	Capital Markets – 2.6%

221,300	Goldman Sachs Group, Inc.	5.500%	Ba1	5,616,594

1,314,913	Morgan Stanley	7.125%	Ba1	36,988,503

553,580	Morgan Stanley	6.875%	Ba1	14,968,803

230,910	Northern Trust Corporation	5.850%	BBB+	5,786,605

169,991	State Street Corporation	5.350%	Baa1	4,253,175
	Total Capital Markets			67,613,680

	Consumer Finance – 1.3%

359,243	Discover Financial Services	6.500%	BB–	9,225,360

896,636	GMAC Capital Trust I	8.125%	B+	22,774,554
	Total Consumer Finance			31,999,914

	Diversified Financial Services – 0.4%

439,900	KKR Financial Holdings LLC	7.375%	BBB	11,419,804

	Diversified Telecommunication Services – 0.2%

161,495	Verizon Communications Inc.	5.900%	A–	4,213,405

	Electric Utilities – 0.1%

52,325	SCE Trust V	5.450%	Baa1	1,321,729

	Equity Real Estate Investment Trusts – 0.2%

210,254	Wells Fargo REIT	6.375%	BBB+	5,292,093

	Food Products – 2.2%

506,287	CHS Inc.	7.875%	N/R	14,307,671

12,881	CHS Inc.	7.500%	N/R	349,590

NUVEEN	1

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	Food Products (continued)

642,062	CHS Inc.	7.100%	N/R	$17,021,064

470,500	CHS Inc.	6.750%	N/R	12,364,740

53,000	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	5,530,221

66,700	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	7,078,537
	Total Food Products			56,651,823

	Insurance – 7.2%

220,922	American Financial Group	6.000%	Baa2	5,523,050

353,320	Arch Capital Group Limited	6.750%	BBB	8,893,064

1,221,542	Aspen Insurance Holdings Limited	5.950%	BBB–	30,917,228

274,741	Aspen Insurance Holdings Limited	5.625%	BBB–	6,091,008

196,889	Axis Capital Holdings Limited	6.875%	BBB	4,963,572

483,905	Axis Capital Holdings Limited	5.500%	BBB	10,481,382

122,461	Delphi Financial Group, Inc., (3)	7.376%	BB+	2,571,681

187,876	Hartford Financial Services Group Inc.	7.875%	BBB–	5,566,766

1,100,619	Kemper Corporation	7.375%	Ba1	28,781,187

904,315	Maiden Holdings Limited	8.250%	BB	23,331,327

48,610	Maiden Holdings NA Limited	8.000%	BBB–	1,234,694

470,218	Maiden Holdings NA Limited	7.750%	BBB–	12,630,055

597,500	Reinsurance Group of America, Inc.	6.200%	BBB	16,120,550

803,196	Reinsurance Group of America, Inc.	5.750%	BBB	21,107,991

201,165	Torchmark Corporation	6.125%	BBB+	5,077,405
	Total Insurance			183,290,960

	Oil, Gas & Consumable Fuels – 0.9%

277,700	Nustar Energy LP	8.500%	BB+	7,456,245

608,295	Nustar Logistics Limited Partnership	7.625%	Ba2	15,694,011
	Total Oil, Gas & Consumable Fuels			23,150,256

	U.S. Agency – 6.3%

366,650	AgriBank FCB, (3)	6.875%	BBB+	38,979,478

435,325	Cobank Agricultural Credit Bank, (3)	6.250%	BBB+	44,144,698

131,336	Cobank Agricultural Credit Bank, (3)	6.200%	BBB+	13,002,264

434,310	Farm Credit Bank of Texas, (3)	6.750%	Baa1	45,168,240

405,287	Federal Agricultural Mortgage Corporation	6.875%	N/R	10,436,140

400,000	Federal Agricultural Mortgage Corporation	6.000%	N/R	10,020,000
	Total U.S. Agency			161,750,820
	Total $25 Par (or similar) Retail Preferred (cost $625,730,461)			643,458,394

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Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 0.6%

	Insurance – 0.6%

$1,700	Fairfax Financial Holdings Ltd	7.750%	7/15/37	BBB–	$1,948,222

8,000	Genworth Holdings Inc.	4.800%	2/15/24	Ba3	6,520,000

7,397	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	8,242,277
$17,097	Total Corporate Bonds (cost $17,733,815)				16,710,499

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 72.6%

	Banks – 34.3%

12,957	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (4)	6.750%	N/A (5)	Baa1	$13,678,822

11,000	Banco Bilbao Vizcaya Argentaria S.A, Reg S, (4)	9.000%	N/A (5)	BB	11,450,956

4,600	Banco Santander SA, Reg S, (4)	6.375%	N/A (5)	Ba1	4,278,000

6,934	Bank of America Corporation	8.000%	N/A (5)	BB+	7,124,685

23,297	Bank of America Corporation	6.500%	N/A (5)	BB+	24,345,365

22,380	Bank of America Corporation	6.300%	N/A (5)	BB+	23,387,100

8,745	Bank of America Corporation	6.250%	N/A (5)	BB+	8,745,000

6,149	Barclays Bank PLC, 144A	10.180%	6/12/21	A–	7,629,249

59,625	Barclays PLC, (4)	8.250%	N/A (5)	BB+	62,029,318

3,955	Citigroup Capital III	7.625%	12/01/36	BBB–	4,611,206

1,780	Citigroup Inc.	6.250%	N/A (5)	BB+	1,831,620

33,445	Citigroup Inc.	6.125%	N/A (5)	BB+	34,615,575

22,090	Citigroup Inc.	5.875%	N/A (5)	BB+	22,310,900

23,675	Citizens Financial Group Inc.	5.500%	N/A (5)	BB+	23,438,250

23,275	Cobank Agricultural Credit Bank	6.250%	N/A (5)	BBB+	24,066,839

13,035	Commerzbank AG, 144A	8.125%	9/19/23	BBB	14,643,519

22,237	Credit Agricole S.A, 144A, (4)	8.125%	N/A (5)	BB+	23,403,553

10,165	Credit Agricole, S.A, 144A, (4)	6.625%	N/A (5)	BB+	9,906,402

9,048	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	Baa1	13,345,800

15,465	HSBC Holdings PLC, (4)	6.875%	N/A (5)	BBB	16,315,575

21,555	ING Groep N.V, (4)	6.500%	N/A (5)	BBB–	20,787,103

33,640	Intesa Sanpaolo SpA, 144A, (4)	7.700%	N/A (5)	Ba3	31,579,550

33,560	JPMorgan Chase & Company	6.750%	N/A (5)	BBB–	36,160,900

39,060	JPMorgan Chase & Company	5.300%	N/A (5)	BBB–	39,863,074

17,035	KeyCorp	5.000%	N/A (5)	Baa3	15,714,788

72,786	Lloyd’s Banking Group PLC, (4)	7.500%	N/A (5)	BB+	74,969,579

9,341	M&T Bank Corporation	6.450%	N/A (5)	Baa2	9,994,870

NUVEEN	3

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

16,720	M&T Bank Corporation	5.125%	N/A (5)	Baa2	$16,176,600

13,610	Nordea Bank AB, 144A, (4)	6.125%	N/A (5)	BBB	13,170,397

19,400	PNC Financial Services	5.000%	N/A (5)	Baa2	18,721,000

19,228	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	20,694,135

14,545	Royal Bank of Scotland Group PLC, (4)	8.625%	N/A (5)	BB–	14,835,900

15,362	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	BB	17,551,085

17,613	Royal Bank of Scotland Group PLC, (4)	7.500%	N/A (5)	BB–	16,688,318

32,565	Societe Generale, 144A, (4)	7.875%	N/A (5)	BB+	31,425,225

24,060	Societe Generale, 144A, (4)	7.375%	N/A (5)	BB+	24,019,579

5,000	Societe Generale, Reg S, (4)	8.250%	N/A (5)	BB+	5,200,300

2,490	Standard Chartered PLC, 144A, (4)	7.500%	N/A (5)	Ba1	2,483,775

7,635	Standard Chartered PLC, 144A, (4)	6.500%	N/A (5)	Ba1	6,970,373

14,780	SunTrust Bank Inc.	5.625%	N/A (5)	Baa3	15,131,025

5,800	Swedbank AB, Reg S, (4)	5.500%	N/A (5)	BBB	5,772,740

790	U.S. Bancorp.	5.125%	N/A (5)	A3	805,800

13,635	Wachovia Capital Trust III	5.570%	N/A (5)	BBB	13,380,026

28,227	Wells Fargo & Company	7.980%	N/A (5)	BBB	29,497,215

40,310	Wells Fargo & Company	5.875%	N/A (5)	BBB	42,321,469
	Total Banks				875,072,560

	Capital Markets – 6.2%

11,770	Bank of New York Mellon Corporation	4.950%	N/A (5)	Baa1	11,828,850

34,227	Credit Suisse Group AG, 144A, (4)	7.500%	N/A (5)	BB	35,809,999

39,472	Goldman Sachs Group Inc.	5.375%	N/A (5)	Ba1	39,866,720

7,130	Goldman Sachs Group Inc.	5.300%	N/A (5)	Ba1	6,835,888

15,990	Morgan Stanley	5.550%	N/A (5)	Ba1	16,169,888

4,195	State Street Corporation	5.250%	N/A (5)	Baa1	4,289,388

18,490	UBS Group AG, Reg S, (4)	7.125%	N/A (5)	BB+	19,002,173

22,960	UBS Group AG, Reg S, (4)	7.000%	N/A (5)	BB+	24,052,896
	Total Capital Markets				157,855,802

	Commercial Services & Supplies – 0.5%

31,870	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB	13,456,725

	Consumer Finance – 2.0%

12,023	American Express Company	5.200%	N/A (5)	Baa2	11,932,828

8,095	American Express Company	4.900%	N/A (5)	Baa2	7,680,131

31,160	Capital One Financial Corporation	5.550%	N/A (5)	Baa3	31,549,500
	Total Consumer Finance				51,162,459

4	NUVEEN

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 5.2%

31,870	Agstar Financial Services Inc., 144A	6.750%	N/A (5)	BB	$33,782,200

14,115	BNP Paribas, 144A, (4)	7.625%	N/A (5)	BBB–	14,892,737

15,012	BNP Paribas, 144A, (4)	7.375%	N/A (5)	BBB–	15,104,984

12,300	BNP Paribas, 144A	7.195%	N/A (5)	BBB	13,407,000

6,700	Depository Trust & Clearing Corporation, 144A	4.875%	N/A (5)	A	6,817,250

29,063	Rabobank Nederland, 144A	11.000%	N/A (5)	Baa2	34,157,744

14,660	Voya Financial Inc.	5.650%	5/15/53	Baa3	14,440,100
	Total Diversified Financial Services				132,602,015

	Electric Utilities – 1.9%

10,145	Electricite de France, 144A	5.250%	N/A (5)	BBB	9,536,300

36,895	Emera, Inc.	6.750%	6/15/76	BBB–	39,477,650
	Total Electric Utilities				49,013,950

	Equity Real Estate Investment Trusts – 1.5%

29,918	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (5)	Ba1	38,130,491

	Food Products – 2.2%

10,000	Dairy Farmers of America Inc., 144A	7.125%	N/A (5)	Baa3	10,337,500

10,614	Land O’ Lakes Capital Trust I, 144A	7.450%	3/15/28	Ba1	11,463,120

19,075	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	19,456,500

13,635	Land O’ Lakes Inc., 144A	8.000%	N/A (5)	BB	13,907,700
	Total Food Products				55,164,820

	Industrial Conglomerates – 2.9%

72,588	General Electric Company	5.000%	N/A (5)	A	75,324,564

	Insurance – 13.8%

6,440	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (5)	N/R	6,812,090

12,835	Aviva PLC, Reg S	8.250%	N/A (5)	BBB+	13,292,978

3,638	AXA SA	8.600%	12/15/30	A3	5,002,250

5,220	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (5)	A	5,441,850

6,200	CNP Assurances, Reg S	7.500%	N/A (5)	BBB+	6,543,480

85,754	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB+	69,031,970

3,893	Friends Life Group PLC, Reg S	7.875%	N/A (5)	A–	4,154,333

4,743	La Mondiale SAM, Reg S	7.625%	N/A (5)	BBB	4,992,008

11,721	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	15,940,560

14,045	MetLife Inc.	5.250%	N/A (5)	BBB	14,220,563

2,645	Principal Financial Group	4.700%	5/15/55	Baa2	2,592,100

16,095	Provident Financing Trust I	7.405%	3/15/38	Baa3	17,402,719

8,900	Prudential Financial Inc.	5.875%	9/15/42	BBB+	9,333,875

2,200	Prudential Financial Inc.	5.625%	6/15/43	BBB+	2,285,250

NUVEEN	5

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

3,390	Prudential Financial Inc.	5.200%	3/15/44	BBB+	$3,349,896

22,947	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	24,140,244

36,443	QBE Insurance Group Limited, 144A	7.500%	11/24/43	Baa2	40,451,730

62,925	Sirius International Group Limited, 144A	7.506%	N/A (5)	BB+	63,318,281

43,574	Symetra Financial Corporation, 144A	8.300%	10/15/37	Baa2	44,282,078
	Total Insurance				352,588,255

	Machinery – 0.4%

8,968	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	9,461,240

	Metals & Mining – 0.8%

18,798	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	20,352,595

	U.S. Agency – 0.9%

18,350	Farm Credit Bank of Texas	10.000%	N/A (5)	Baa1	21,928,250
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,826,154,996)				1,852,113,726
	Total Long-Term Investments (cost $2,469,619,272)				2,512,282,619

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 0.7%

	REPURCHASE AGREEMENTS – 0.7%

$17,649	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/16, repurchase price $17,649,534, collateralized by $18,570,000 U.S. Treasury Notes, 1.125%, due 7/31/21 value $18,006,196	0.030%	1/03/17		$17,649,475
	Total Short-Term Investments (cost $17,649,475)				17,649,475
	Total Investments (cost $2,487,268,747) – 99.1%				2,529,932,094
	Other Assets Less Liabilities – 0.9% (6)				22,482,520
	Net Assets – 100%				$2,552,414,614

Investments in Derivatives as of December 31, 2016

Interest Rate Swaps

Clearing Broker	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termina tion Date	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.*	$80,000,000	Receive	3-Month USD-LIBOR-ICE	2.474%	Semi-Annually	7/13/21	$(93,428)	$(2,762,393)
*	London Clearing House Inc. is the clearing house for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

6	NUVEEN

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$486,983,275	$156,475,119	$—	$643,458,394
Corporate Bonds	—	16,710,499	—	16,710,499
$1,000 Par (or similar) Institutional Preferred	—	1,852,113,726	—	1,852,113,726
Short-Term Investments:
Repurchase Agreements	—	17,649,475	—	17,649,475
Investments in Derivatives:
Interest Rate Swaps*	—	(2,762,393)	—	(2,762,393)
Total	$486,983,275	$2,040,186,426	$—	$2,527,169,701
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2016, the cost of investments (excluding investments in derivatives) was $2,488,066,761.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2016, were as follows:

Gross unrealized:
Appreciation	$63,185,109
Depreciation	(21,319,776)
Net unrealized appreciation (depreciation) of investments	$41,865,333

NUVEEN	7

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Contingent Capital Securities (CoCos) are preferred/hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was $497,828,254, representing 19.5% and 19.7% of Net Assets and Total Investments, respectively.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded. derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

8	NUVEEN

Nuveen Gresham Diversified Commodity Strategy Fund

Consolidated Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 96.8%

	REPURCHASE AGREEMENTS – 9.1%

$1,334	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/16, repurchase price $1,334,092, collateralized by $1,525,000 U.S. Treasury Bonds, 2.500%, due 2/15/46, value $1,361,246	0.030%	1/03/17	N/A	$1,334,088

7,068	Repurchase Agreement with State Street Bank, dated 12/30/16, repurchase price $7,068,213, collateralized by $7,100,000 U.S. Treasury Notes, 2.125%, due 8/15/21, value $7,212,947 (3)	0.010%	1/03/17	N/A	7,068,205
8,402	Total Repurchase Agreements (cost $8,402,293)				8,402,293

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 87.7%

3,000	Fannie Mae Notes	1.250%	1/30/17	Aaa	3,001,419

2,000	Fannie Mae Notes	0.875%	8/28/17	Aaa	2,000,066

2,300	Federal Home Loan Bank Bonds	0.550%	1/18/17	Aaa	2,299,982

2,600	Federal Home Loan Bank Bonds	0.625%	4/26/17	Aaa	2,599,704

6,000	Federal Home Loan Bank Bonds	4.875%	5/17/17	Aaa	6,094,206

1,000	Federal Home Loan Bank Bonds	1.000%	6/09/17	Aaa	1,001,351

1,250	Federal Home Loan Mortgage Corporation, Notes	5.125%	11/17/17	Aaa	1,295,303

2,000	Freddie Mac Notes	0.500%	1/27/17	AAA	1,999,976

2,000	Freddie Mac Notes	1.000%	3/08/17	Aaa	2,001,602

2,200	Freddie Mac Notes	1.000%	6/29/17	Aaa	2,203,381

4,190	Freddie Mac Notes	1.000%	7/28/17	Aaa	4,196,511

4,000	Freddie Mac Notes	1.000%	9/29/17	Aaa	4,003,876

5,025	U.S. Treasury Bills	0.000%	1/05/17	AAA	5,024,899

500	U.S. Treasury Bills	0.000%	2/02/17	AAA	499,824

5,300	U.S. Treasury Bills	0.000%	3/30/17	AAA	5,293,682

1,400	U.S. Treasury Notes	0.875%	1/31/17	Aaa	1,400,557

1,600	U.S. Treasury Notes	0.875%	2/28/17	Aaa	1,601,072

3,500	U.S. Treasury Notes	0.625%	7/31/17	Aaa	3,498,478

5,000	U.S. Treasury Notes	0.875%	8/15/17	Aaa	5,004,645

2,500	U.S. Treasury Notes	1.875%	9/30/17	Aaa	2,519,190

4,500	U.S. Treasury Notes	0.875%	10/15/17	Aaa	4,500,594

5,100	U.S. Treasury Notes	0.750%	10/31/17	Aaa	5,095,252

5,100	U.S. Treasury Notes	0.875%	11/15/17	Aaa	5,100,025

4,500	U.S. Treasury Notes	0.625%	11/30/17	Aaa	4,489,272

4,500	U.S. Treasury Notes	1.000%	12/15/17	Aaa	4,504,541
$81,065	Total U.S. Government and Agency Obligations (cost $81,237,836)				81,229,408
	Total Short-Term Investments (cost $89,640,129)				89,631,701
	Other Assets Less Liabilities – 3.2% (4)				2,996,183
	Net Assets – 100%				$92,627,884

NUVEEN	9

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2016 (Unaudited)

Investment Derivatives as of December 31, 2016 (5)

Futures Contracts

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	March 2017	78	$4,431,960	$(2,340)	$705,919

	ICE Brent Crude Oil Futures Contract	Long	May 2017	58	3,366,320	580	392,513

	ICE Brent Crude Oil Futures Contract	Long	July 2017	54	3,169,800	1,620	274,148

	NYMEX WTI Crude Oil Futures Contract	Long	March 2017	98	5,356,680	(5,880)	260,365

	NYMEX WTI Crude Oil Futures Contract	Long	May 2017	52	2,914,600	(3,120)	268,351

	NYMEX WTI Crude Oil Futures Contract	Long	July 2017	19	1,078,440	(1,140)	20,596
	Total Crude Oil			359	20,317,800	(10,280)	1,921,892

	Gas Oil

	ICE Gas Oil Futures Contract	Long	February 2017	70	3,533,250	(12,250)	158,545

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	March 2017	27	1,970,892	8,618	156,395

	NYMEX NY Harbor ULSD Futures Contract	Long	May 2017	12	879,026	2,991	30,234
	Total Heating Oil			39	2,849,918	11,609	186,629

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	March 2017	168	6,189,120	(117,600)	535,646

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	March 2017	22	1,558,234	(6,560)	94,020

	NYMEX Gasoline RBOB Futures Contract	Long	May 2017	25	1,963,605	630	25,255
	Total Unleaded Gas			47	3,521,839	(5,930)	119,275
	Total Energy			683	36,411,927	(134,451)	2,921,987

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	January 2017	117	4,954,950	40,950	158,138

	LME Primary Aluminum Futures Contract	Short	January 2017	(117)	(4,954,950)	(40,950)	(52,163)

	LME Primary Aluminum Futures Contract	Long	March 2017	117	4,951,294	36,544	23,330

	LME Primary Aluminum Futures Contract	Short	March 2017	(56)	(2,369,850)	(18,906)	37,594

	LME Primary Aluminum Futures Contract	Long	May 2017	55	2,332,000	16,125	(33,238)

	LME Primary Aluminum Futures Contract	Short	May 2017	(20)	(848,000)	(7,000)	23,600

	LME Primary Aluminum Futures Contract	Long	July 2017	19	807,381	5,744	(17,331)
	Total Aluminum			115	4,872,825	32,507	139,930

	Copper

	CEC Copper High Grade Futures Contract	Long	March 2017	15	939,562	6,562	58,858

	CEC Copper High Grade Futures Contract	Long	May 2017	4	251,200	1,750	31,064

	LME Copper Futures Contract	Long	January 2017	36	4,973,400	45,000	628,981

	LME Copper Futures Contract	Short	January 2017	(36)	(4,973,400)	(45,000)	(325,175)

10	NUVEEN

Investment Derivatives as of December 31, 2016 (5) (continued)

Futures Contracts (continued)

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Industrial Metals (continued)	Copper (continued)

	LME Copper Futures Contract	Long	March 2017	43	$5,949,856	$52,944	$496,090

	LME Copper Futures Contract	Short	March 2017	(32)	(4,427,800)	(31,612)	(265,238)

	LME Copper Futures Contract	Long	May 2017	37	5,122,881	36,281	411,969

	LME Copper Futures Contract	Short	May 2017	(13)	(1,799,931)	(15,438)	34,194

	LME Copper Futures Contract	Long	July 2017	9	1,247,119	10,575	(42,319)
	Total Copper			63	7,282,887	61,062	1,028,424

	Lead

	LME Lead Futures Contract	Long	January 2017	17	851,488	20,187	29,038

	LME Lead Futures Contract	Short	January 2017	(17)	(851,487)	(20,187)	32,688

	LME Lead Futures Contract	Long	March 2017	17	855,100	19,762	(26,525)

	LME Lead Futures Contract	Short	March 2017	(10)	(503,000)	(11,625)	65,437

	LME Lead Futures Contract	Long	May 2017	11	555,363	12,650	(72,800)

	LME Lead Futures Contract	Short	May 2017	(5)	(252,438)	(5,750)	38,855

	LME Lead Futures Contract	Long	July 2017	3	151,800	3,356	(17,025)
	Total Lead			16	806,826	18,393	49,668

	Nickel

	LME Nickel Futures Contract	Long	January 2017	26	1,556,100	(15,834)	(22,356)

	LME Nickel Futures Contract	Short	January 2017	(26)	(1,556,100)	15,834	98,220

	LME Nickel Futures Contract	Long	March 2017	27	1,621,782	(16,362)	(104,804)

	LME Nickel Futures Contract	Short	March 2017	(5)	(300,330)	3,030	16,170

	LME Nickel Futures Contract	Long	May 2017	5	301,350	(3,015)	(15,930)

	LME Nickel Futures Contract	Short	May 2017	(5)	(301,350)	3,015	40,650

	LME Nickel Futures Contract	Long	July 2017	6	362,592	(3,600)	(41,340)
	Total Nickel			28	1,684,044	(16,932)	(29,390)

	Zinc

	LME Zinc Futures Contract	Long	January 2017	24	1,538,100	31,350	186,681

	LME Zinc Futures Contract	Short	January 2017	(24)	(1,538,100)	(31,350)	(50,244)

	LME Zinc Futures Contract	Long	March 2017	27	1,737,450	35,606	84,000

	LME Zinc Futures Contract	Short	March 2017	(17)	(1,093,950)	(22,419)	(75,594)

	LME Zinc Futures Contract	Long	May 2017	14	903,350	18,725	67,894

	LME Zinc Futures Contract	Short	May 2017	(14)	(903,350)	(18,725)	36,313

	LME Zinc Futures Contract	Long	July 2017	13	839,150	17,144	(36,175)
	Total Zinc			23	1,482,650	30,331	212,875
	Total Industrial Metals			245	16,129,232	125,361	1,401,507

NUVEEN	11

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2016 (Unaudited)

Investment Derivatives as of December 31, 2016 (5) (continued)

Futures Contracts (continued)

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	March 2017	148	$2,604,800	$16,650	$(29,575)

	CBOT Corn Futures Contract	Long	May 2017	16	286,000	1,800	1,800
	Total Corn			164	2,890,800	18,450	(27,775)

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	March 2017	76	2,406,160	(18,240)	(48,101)

	Soybean Oil

	CBOT Soybean Oil Futures Contract	Long	March 2017	26	540,696	(2,028)	(5,889)

	CBOT Soybean Oil Futures Contract	Long	May 2017	22	460,944	(1,584)	(15,671)
	Total Soybean Oil			48	1,001,640	(3,612)	(21,560)

	Soybeans

	CBOT Soybean Futures Contract	Long	March 2017	86	4,317,200	(37,625)	(176,521)

	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	March 2017	53	1,109,025	8,612	12,712

	CBOT Wheat Futures Contract	Long	March 2017	54	1,101,600	8,775	(43,581)

	MGEX Red Spring Wheat Futures Contract	Long	March 2017	4	107,600	500	3,399

	MGEX Red Spring Wheat Futures Contract	Long	May 2017	2	53,400	225	(523)
	Total Wheat			113	2,371,625	18,112	(27,993)
	Total Agriculturals			487	12,987,425	(22,915)	(301,950)

Precious Metals	Gold

	CEC Gold Futures Contract	Long	February 2017	67	7,716,390	(42,880)	(1,009,518)

	Palladium

	NYMEX Palladium Futures Contract	Long	March 2017	7	478,275	5,320	41,814

	Platinum

	NYMEX Platinum Futures Contract	Long	April 2017	13	588,705	2,145	(21,244)

	Silver

	CEC Silver Futures Contract	Long	March 2017	26	2,078,570	(29,770)	(303,906)
	Total Precious Metals			113	10,861,940	(65,185)	(1,292,854)

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	March 2017	27	574,020	(10,530)	(147,681)

	ICE Cocoa Futures Contract	Long	May 2017	15	316,950	(6,710)	(45,107)
	Total Cocoa			42	890,970	(17,240)	(192,788)

	Coffee

	ICE Coffee C Futures Contract	Long	March 2017	15	770,906	9,000	(164,184)

12	NUVEEN

Investment Derivatives as of December 31, 2016 (5) (continued)

Futures Contracts (continued)

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Foods & Fibers (continued)	Coffee (continued)

	ICE Coffee C Futures Contract	Long	May 2017	13	$679,575	$8,044	$(72,525)

	ICE Coffee C Futures Contract	Long	July 2017	2	106,275	1,238	(4,373)

	LIFFE Coffee Robusta Futures Contract	Long	March 2017	15	320,700	3,300	8,454
	Total Coffee			45	1,877,456	21,582	(232,628)

	Cotton

	ICE Cotton Futures Contract	Long	March 2017	21	741,825	1,575	6,052

	ICE Cotton Futures Contract	Long	May 2017	20	710,200	1,200	(6,082)
	Total Cotton			41	1,452,025	2,775	(30)

	Sugar

	ICE Sugar 11 Futures Contract	Long	March 2017	40	874,048	896	(61,021)

	ICE Sugar 11 Futures Contract	Long	May 2017	32	689,920	1,075	(68,725)

	ICE Sugar 11 Futures Contract	Long	July 2017	37	781,144	1,658	(78,397)

	ICE White Sugar Futures Contract	Long	March 2017	8	209,680	1,320	(23,439)
	Total Sugar			117	2,554,792	4,949	(231,582)
	Total Foods & Fibers			245	6,775,243	12,066	(657,028)

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	March 2017	25	1,563,750	(21,250)	76,751

	Lean Hogs

	CME Lean Hogs Futures Contract	Long	February 2017	31	820,260	18,600	148,866

	CME Lean Hogs Futures Contract	Long	April 2017	22	599,060	16,280	15,262

	CME Lean Hogs Futures Contract	Long	June 2017	13	397,800	4,941	389
	Total Lean Hogs			66	1,817,120	39,821	164,517

	Live Cattle

	CME Live Cattle Futures Contract	Long	February 2017	47	2,181,740	(35,720)	212,839

	CME Live Cattle Futures Contract	Long	April 2017	48	2,199,840	(22,560)	133,013

	CME Live Cattle Futures Contract	Long	June 2017	26	1,088,620	(7,021)	34,575
	Total Live Cattle			121	5,470,200	(65,301)	380,427
	Total Livestock			212	8,851,070	(46,730)	621,695
	Total Futures Contracts outstanding			1,985	$92,016,837	$(131,854)	$2,693,357

NUVEEN	13

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Value
Short-Term Investments:
Repurchase Agreements	$—	$8,402,293	$—	$8,402,293
U.S. Government and Agency Obligations	—	81,229,408	—	81,229,408
Investments in Derivatives:
Futures Contracts*	2,693,357	—	—	2,693,357
Total	$2,693,357	$89,631,701	$—	$92,325,058
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2016, the cost of investments (excluding investments in derivatives) was $89,640,129.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2016, were as follows:

Gross unrealized:
Appreciation	$11,293
Depreciation	(19,721)
Net unrealized appreciation (depreciation) of investments	$(8,428)

14	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(5)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(6)	The Fund expects to invest only in long futures contracts. Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.

(7)	Total Number of Contracts and Notional Amount at Value include the net effect of LME short futures positions.

N/A	Not applicable

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

ICE	Intercontinental Exchange

KC HRW	Kansas City Hard Red Winter

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

NUVEEN	15

Nuveen Gresham Long/Short Commodity Strategy Fund

Consolidated Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 83.2%

	CORPORATE BONDS – 31.8%

	Automobiles – 0.2%

$15	General Motors Financial Company Inc.	3.200%	7/13/20	BBB–	$15,035

	Banks – 6.9%

60	Bank of America Corporation	5.650%	5/01/18	A	62,857

20	Bank of Montreal	1.500%	7/18/19	Aa3	19,729

25	BB&T Corporation	1.450%	1/12/18	A+	24,956

80	Citigroup Inc.	1.700%	4/27/18	A	79,812

20	Fifth Third Bancorp.	4.500%	6/01/18	A–	20,631

45	General Electric Capital Corporation	5.625%	5/01/18	AA–	47,486

25	HSBC USA Inc.	1.625%	1/16/18	AA–	24,954

60	JPMorgan Chase & Company	1.850%	3/22/19	A+	59,788

25	KeyCorp.	2.300%	12/13/18	A–	25,144

25	Santander UK PLC	3.050%	8/23/18	Aa3	25,390

55	Wells Fargo & Company	2.125%	4/22/19	AA–	55,157
440	Total Banks				445,904

	Beverages – 0.4%

25	Anheuser Busch InBev Finance Inc.	1.250%	1/17/18	A–	24,975

	Biotechnology – 0.5%

10	Biogen Inc.	2.900%	9/15/20	A–	10,120

25	Celgene Corporation	2.125%	8/15/18	BBB+	25,096
35	Total Biotechnology				35,216

	Capital Markets – 2.6%

25	Charles Schwab Corporation	1.500%	3/10/18	A	25,003

70	Goldman Sachs Group, Inc.	6.150%	4/01/18	A	73,624

55	Morgan Stanley	2.125%	4/25/18	A	55,211

15	Nomura Holdings Incorporated	2.750%	3/19/19	A–	15,136
165	Total Capital Markets				168,974

	Chemicals – 1.1%

20	Eastman Chemical Company	2.700%	1/15/20	BBB	20,107

25	Ecolab Inc.	1.450%	12/08/17	A–	24,974

25	LyondellBasell Industries NV	5.000%	4/15/19	Baa1	26,393
70	Total Chemicals				71,474

	Commercial Services & Supplies – 0.3%

20	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.750%	5/15/19	BBB–	20,375

16	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Communications Equipment – 0.4%

$25	Cisco Systems, Inc.	1.650%	6/15/18	AA–	$25,072

	Consumer Finance – 0.7%

20	American Express Company	1.550%	5/22/18	A	19,958

25	Capital One Financial Corporation	2.450%	4/24/19	A–	25,149
45	Total Consumer Finance				45,107

	Diversified Financial Services – 1.3%

45	BNP Paribas	2.700%	8/20/18	A1	45,578

25	Rabobank Nederland	2.250%	1/14/19	Aa2	25,125

12	Voya Financial Inc.	2.900%	2/15/18	BBB	12,147
82	Total Diversified Financial Services				82,850

	Diversified Telecommunication Services – 1.6%

55	AT&T, Inc.	2.300%	3/11/19	A–	55,190

15	Orange SA	1.625%	11/03/19	BBB+	14,769

35	Verizon Communications	3.650%	9/14/18	A–	36,149
105	Total Diversified Telecommunication Services				106,108

	Equity Real Estate Investment Trusts – 0.9%

15	American Tower Company	4.500%	1/15/18	BBB	15,394

20	Realty Income Corporation	2.000%	1/31/18	BBB+	20,054

20	Ventas Realty LP	2.000%	2/15/18	BBB+	20,039
55	Total Equity Real Estate Investment Trusts				55,487

	Food & Staples Retailing – 1.0%

25	CVS Health Corporation	2.250%	12/05/18	BBB+	25,214

15	Sysco Corporation	2.600%	10/01/20	A3	15,118

25	Walgreens Boots Alliance, Inc.	2.700%	11/18/19	BBB	25,320
65	Total Food & Staples Retailing				65,652

	Food Products – 1.3%

40	Bunge Limited Finance Company	3.500%	11/24/20	BBB	40,682

20	Kraft Heinz Foods Company	2.000%	7/02/18	BBB–	20,001

20	Tyson Foods	2.650%	8/15/19	BBB	20,182
80	Total Food Products				80,865

	Health Care Equipment & Supplies – 0.3%

20	Becton Dickinson & Company	1.800%	12/15/17	BBB+	20,044

	Health Care Providers & Services – 1.2%

20	Aetna Inc.	1.900%	6/07/19	A–	19,949

25	Cardinal Health Inc.	2.400%	11/15/19	A–	25,170

15	UnitedHealth Group Incorporated	3.875%	10/15/20	A+	15,784

15	Wellpoint Inc.	1.875%	1/15/18	A	15,006
75	Total Health Care Providers & Services				75,909

NUVEEN	17

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Durables – 0.2%

$15	Newell Brands Inc.	2.600%	3/29/19	BBB–	$15,161

	Insurance – 1.9%

25	AFLAC Insurance	2.400%	3/16/20	A–	25,074

25	American International Group, Inc.	5.850%	1/16/18	A–	26,066

25	Berkshire Hathaway Finance Corporation	2.000%	8/15/18	AA	25,174

25	Lincoln National Corporation	6.250%	2/15/20	A–	27,594

5	Prudential Financial Inc.	6.000%	12/01/17	A	5,194

15	Prudential Financial Inc.	4.500%	11/15/20	A	16,061
120	Total Insurance				125,163

	Internet and Direct Marketing Retail – 0.3%

20	Amazon.com Incorporated	2.600%	12/05/19	AA–	20,384

	Internet Software & Services – 0.4%

25	eBay Inc.	2.500%	3/09/18	BBB+	25,216

	IT Services – 0.4%

25	Visa Inc.	2.200%	12/14/20	A+	25,014

	Leisure Products – 0.3%

20	Carnival Corporation	3.950%	10/15/20	A–	21,076

	Machinery – 0.6%

25	Caterpillar Financial Services Corporation	2.450%	9/06/18	A	25,316

15	Ingersoll-Rand Luxembourg Finance SA	2.625%	5/01/20	BBB	15,023
40	Total Machinery				40,339

	Media – 1.6%

25	21st Century Fox America Inc.	4.500%	2/15/21	BBB+	26,707

20	British Sky Broadcasting Group PLC, 144A	6.100%	2/15/18	BBB	20,865

15	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	15,293

30	Comcast Corporation	5.875%	2/15/18	A–	31,451

10	Discovery Communications Inc.	5.625%	8/15/19	BBB–	10,799
100	Total Media				105,115

	Metals & Mining – 0.4%

25	StatOilHydro ASA	5.250%	4/15/19	Aa3	26,832

	Multi-Utilities – 0.2%

10	Dominion Resources Inc.	1.600%	8/15/19	BBB+	9,843

	Oil, Gas & Consumable Fuels – 1.2%

25	BP Capital Markets PLC	2.241%	9/26/18	A2	25,182

25	Chevron Corporation	1.961%	3/03/20	Aa2	24,918

25	Total Capital SA	2.125%	8/10/18	Aa3	25,187
75	Total Oil, Gas & Consumable Fuels				75,287

18	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals – 0.7%

$20	McKesson Corporation	2.284%	3/15/19	BBB+	$20,070

15	Merck & Company Inc.	1.300%	5/18/18	AA	14,982

10	Teva Pharmaceutical Finance III	1.700%	7/19/19	BBB	9,821
45	Total Pharmaceuticals				44,873

	Road & Rail – 0.4%

25	Burlington Northern Santa Fe Corporation	5.750%	3/15/18	A	26,276

	Software – 0.2%

15	Total System Services Inc., 144A	2.375%	6/01/18	BBB–	15,060

	Specialty Retail – 0.2%

15	Hyundai Capital America, 144A	2.400%	10/30/18	A–	15,060

	Technology Hardware, Storage & Peripherals – 0.5%

20	Apple Inc.	2.100%	5/06/19	AA+	20,185

15	Hewlett Packard Enterprise Co	3.100%	10/05/18	A–	15,142
35	Total Technology Hardware, Storage & Peripherals				35,327

	Tobacco – 0.8%

25	Philip Morris International	1.375%	2/25/19	A	24,729

25	Reynolds American Inc.	3.250%	6/12/20	BBB	25,602
50	Total Tobacco				50,331

	Wireless Telecommunication Services – 0.8%

25	Rogers Communications Inc.	6.800%	8/15/18	BBB+	26,952

25	Vodafone Group PLC	1.500%	2/19/18	BBB+	24,903
50	Total Wireless Telecommunication Services				51,855
$2,032	Total Corporate Bonds (cost $2,070,872)				2,067,259

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 22.8%

$28	AEP Texas Central Transition Funding, Series 2012-1	0.880%	12/01/18	AAA	$28,062

28	Ally Auto Receivables Trust 2014-2	1.250%	4/15/19	AAA	28,109

100	Ally Auto Receivables Trust, Series 2015 -1	1.390%	9/16/19	AAA	100,072

4	Capital Auto Receivables Asset Trust, Asset-Backed Notes, Series 2014-1	1.320%	6/20/18	AAA	3,740

50	Capital One Multi Asset Execution Trust, Series 2015-A1	1.390%	1/15/21	AAA	49,972

50	Capital One Multi-Asset Execution Trust, Card Series 2014 A5	1.480%	7/15/20	AAA	50,102

14	CarMax Auto Owner Trust, Series 2014-1	0.790%	10/15/18	Aaa	14,043

100	Chase Issuance Trust, Series 2015-A5	1.360%	4/15/20	AAA	99,932

100	CitiBank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	AAA	103,099

110	Commercial Mortgage Trust 2014-BBG, 144A	1.282%	3/15/29	AAA	109,521

60	Consumers Securitization Funding LLC, Series 2014-A	1.334%	11/01/20	AAA	59,293

NUVEEN	19

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$100	Discover Card Master Trust I 2007-A1	5.650%	3/16/20	AAA	$103,022

52	Energy Texas Restoration Funding LLC	3.650%	8/01/19	AAA	52,483

80	Fannie Mae Alternative Credit Enhanced Securities	1.637%	11/25/17	Aaa	79,685

79	Fannie Mae Alternative Credit Enhanced Securities	1.513%	12/25/17	Aaa	78,764

35	Fannie Mae, Connecticut Avenue Securities, Series 2014-C01	2.088%	1/25/24	A1	35,755

36	Fannie Mae, Connecticut Avenue Securities, Series 2014-C02	1.438%	5/25/24	A+	36,193

24	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.688%	7/25/24	BBB+	23,744

38	Freddie Mac Structured Pass Through Certificates, Series K-502 A2	1.426%	8/25/17	AAA	38,336

54	GAHR Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NRF, 144A	1.781%	12/15/34	AAA	54,581

83	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10	5.795%	8/10/45	A2	83,474

91	GP Portfolio Trust 2014-GPP A, 144A	1.431%	2/15/27	AAA	91,184

45	Honda Auto Receivables Owner Trust 2015-3	1.040%	2/21/19	AAA	44,691

18	Hyundai Auto Receivables Trust, Series 2014-B	0.900%	12/17/18	AAA	18,452

15	Mortgage Asset Securitization Transaction Inc., Mortgage Pass-Through Certificates, Series 2004-1	4.500%	2/25/19	AA+	14,974

8	Mortgage Asset Securitization Transactions Inc., Mortgage Pass-Through Certificates, Series 2003-2	5.000%	3/25/18	A+	8,106

48	Nissan Auto Receivables Owner Trust, Series 2013-B	1.310%	10/15/19	Aaa	47,787

21	Volkswagen Auto Loan Enhanced Trust, Series 2014-A	0.910%	10/22/18	Aaa	21,063
$1,471	Total Asset-Backed and Mortgage-Backed Securities (cost $1,483,978)				1,478,239

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 28.6%

$55	Fannie Mae Notes	1.000%	10/24/19	Aaa	$54,212

60	Federal Home Loan Bank Bonds	1.625%	6/14/19	Aaa	60,274

265	Federal National Mortgage Association	1.000%	2/26/19	Aaa	263,288

60	Federal National Mortgage Association	0.875%	8/02/19	Aaa	59,140

60	Freddie Mac Notes	0.850%	7/27/18	Aaa	59,695

55	Freddie Mac Reference Notes	0.875%	10/12/18	Aaa	54,690

270	U.S. Treasury Notes	0.750%	10/31/17	Aaa	269,749

300	U.S. Treasury Notes	0.750%	1/31/18	Aaa	299,348

75	U.S. Treasury Notes	1.500%	5/31/19	Aaa	75,320

275	U.S. Treasury Notes	0.875%	9/15/19	Aaa	271,285

95	U.S. Treasury Notes	1.500%	10/31/19	Aaa	95,185

210	U.S. Treasury Notes	1.125%	3/31/20	Aaa	207,161

85	U.S. Treasury Notes	1.375%	10/31/20	Aaa	83,894
$1,865	Total U.S. Government and Agency Obligations (cost $1,862,884)				1,853,241
	Total Long-Term Investments (cost $5,417,734)				5,398,739

20	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 9.9%

	REPURCHASE AGREEMENTS – 9.9%

$639	Repurchase Agreement with State Street Bank, dated 12/30/16, repurchase price $638,936, collateralized by $645,000 U.S. Treasury Notes, 2.125%, due 8/15/21, value $655,261 (3)	0.010%	1/03/17	$638,935
	Total Short-Term Investments (cost $638,935)			638,935
	Total Investments (cost $6,056,669) – 93.1%			6,037,674
	Other Assets Less Liabilities – 6.9% (4)			448,071
	Net Assets – 100%			$6,485,745

Investments in Derivatives as of December 31, 2016 (5)

Futures Contracts

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (8)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	June 2017	11	$642,840	$220	$31,196

	NYMEX WTI Crude Oil Futures Contract	Long	June 2017	11	621,390	(660)	25,425
	Total Crude Oil					(440)	56,621

	Gas Oil

	ICE Gas Oil Futures Contract	Long	May 2017	4	204,600	(700)	9,695

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	June 2017	2	146,933	521	6,266

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	April 2017	14	499,240	(5,460)	20,173

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	February 2017	3	210,533	(1,121)	14,448
	Total Energy					(7,200)	107,203

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	January 2017	17	719,950	5,950	6,950

	LME Primary Aluminum Futures Contract	Short	January 2017	(17)	(719,950)	(3,150)	(16,763)

	LME Primary Aluminum Futures Contract	Long	February 2017	17	718,356	5,950	12,181

	LME Primary Aluminum Futures Contract	Short	February 2017	(25)	(1,056,406)	(5,950)	(6,006)
	Total Aluminum					2,800	(3,638)

	Copper

	CEC Copper High Grade Futures Contract	Long	July 2017	1	62,950	437	6,738

	LME Copper Futures Contract	Long	January 2017	20	2,763,000	25,000	350,775

	LME Copper Futures Contract	Short	January 2017	(20)	(2,763,000)	(25,000)	(367,450)

	LME Copper Futures Contract	Long	February 2017	4	553,025	4,975	74,375

NUVEEN	21

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2016 (Unaudited)

Investment Derivatives as of December 31, 2016 (5) (continued)

Futures Contracts (continued)

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (8)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Industrial Metals (continued)	Copper (continued)

	LME Copper Futures Contract	Short	February 2017	(4)	$(553,025)	$(4,975)	$(70,375)

	LME Copper Futures Contract	Long	March 2017	12	1,660,425	14,775	113,175

	LME Copper Futures Contract	Short	March 2017	(9)	(1,245,319)	(11,081)	(139,369)

	LME Copper Futures Contract	Long	April 2017	4	553,575	4,775	60,625

	LME Copper Futures Contract	Short	April 2017	(4)	(553,575)	(4,775)	25,775
	Total Copper					4,131	54,269

	Lead

	LME Lead Futures Contract	Long	January 2017	1	50,088	1,187	4,356

	LME Lead Futures Contract	Short	January 2017	(1)	(50,088)	(1,188)	(1,719)

	LME Lead Futures Contract	Short	February 2017	(1)	(50,188)	(1,175)	(1,175)

	LME Lead Futures Contract	Long	March 2017	2	100,600	2,325	(6,500)

	LME Lead Futures Contract	Short	March 2017	(2)	(100,600)	(2,325)	3,044

	LME Lead Futures Contract	Long	May 2017	1	50,488	1,150	(7,462)

	LME Lead Futures Contract	Short	May 2017	(1)	(50,488)	(1,150)	4,500
	Total Lead					(1,176)	(4,956)

	Nickel

	LME Nickel Futures Contract	Long	January 2017	2	119,700	(1,218)	(9,528)

	LME Nickel Futures Contract	Short	January 2017	(2)	(119,700)	1,218	(504)

	LME Nickel Futures Contract	Long	February 2017	2	119,916	(1,218)	552

	LME Nickel Futures Contract	Short	February 2017	(2)	(119,916)	1,218	4,548

	LME Nickel Futures Contract	Long	March 2017	4	240,264	(2,424)	(7,368)

	LME Nickel Futures Contract	Short	March 2017	(4)	(240,264)	2,424	2,424
	Total Nickel					—	(9,876)

	Zinc

	LME Zinc Futures Contract	Long	February 2017	2	128,412	2,625	11,288

	LME Zinc Futures Contract	Short	February 2017	(2)	(128,412)	(2,625)	(7,750)

	LME Zinc Futures Contract	Long	March 2017	4	257,400	5,275	113

	LME Zinc Futures Contract	Short	March 2017	(2)	(128,700)	(2,637)	(5,125)

	LME Zinc Futures Contract	Long	April 2017	2	128,900	2,675	5,200

	LME Zinc Futures Contract	Short	April 2017	(2)	(128,900)	(2,675)	7,763
	Total Zinc					2,638	11,489
	Total Industrial Metals					8,393	47,288

Agriculturals	Corn

	CBOT Corn Futures Contract	Short	March 2017	(14)	(246,400)	(1,575)	(1,619)

22	NUVEEN

Investment Derivatives as of December 31, 2016 (5) (continued)

Futures Contracts (continued)

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (8)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Agriculturals (continued)	Soybean Oil

	CBOT Soybean Oil Futures Contract	Short	March 2017	(2)	$(41,592)	$(9)	$(9)

	Soybeans

	CBOT Soybean Futures Contract	Short	March 2017	(6)	(301,200)	(55)	(55)

	Wheat

	CBOT KC HRW Wheat Futures Contract	Short	March 2017	(2)	(41,850)	(326)	1,400
	Total Agriculturals					(1,965)	(283)

Precious Metals	Gold

	CEC Gold Futures Contract	Short	February 2017	(5)	(575,850)	3,200	53,338

	Platinum

	NYMEX Platinum Futures Contract	Short	April 2017	(1)	(45,285)	(165)	448

	Silver

	CEC Silver Futures Contract	Short	March 2017	(2)	(159,890)	2,290	9,757
	Total Precious Metals					5,325	63,543

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Short	March 2017	(3)	(63,780)	1,170	12,572

	Coffee

	ICE Coffee C Futures Contract	Short	March 2017	(2)	(102,787)	(1,200)	6,565

	LIFFE Coffee Robusta Futures Contract	Long	March 2017	1	21,380	220	1,555
	Total Coffee					(980)	8,120

	Cotton

	ICE Cotton Futures Contract	Long	May 2017	3	106,530	(127)	(127)

	Sugar

	ICE Sugar 11 Futures Contract	Short	March 2017	(7)	(152,958)	(157)	4,429
	Total Foods & Fibers					(94)	24,994

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	March 2017	1	62,550	(850)	739

	Lean Hogs

	CME Lean Hogs Futures Contract	Long	February 2017	7	185,220	4,201	4,328

	Live Cattle

	CME Live Cattle Futures Contract	Long	June 2017	11	460,570	(2,970)	368
	Total Livestock					381	5,435
	Total Futures Contracts outstanding					$4,840	$248,180

NUVEEN	23

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$2,067,259	$—	$2,067,259
Asset-Backed and Mortgage-Backed Securities	—	1,478,239	—	1,478,239
U.S. Government and Agency Obligations	—	1,853,241	—	1,853,241
Short-Term Investments:
Repurchase Agreements	—	638,935	—	638,935
Investments in Derivatives:
Futures Contracts*	248,180	—	—	248,180
Total	$248,180	$6,037,674	$—	$6,285,854
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2016, the cost of investments (excluding investments in derivatives) was $6,056,669.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2016, were as follows:

Gross unrealized:
Appreciation	$5,590
Depreciation	(24,585)
Net unrealized appreciation (depreciation) of investments	$(18,995)

24	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub–classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(5)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(6)	Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. The London Clearing House is the counterparty for both the long and short position.

(7)	The aggregate Numbers of Contracts for long and short futures contracts outstanding is 163 and (142), respectively.

(8)	The aggregate Notional Amount at Value for long and short futures contracts outstanding is $11,388,835 and $(9,740,123), respectively.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

N/A	Not applicable

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

ICE	Intercontinental Exchange

KC HRW	Kansas City Hard Red Winter

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

NUVEEN	25

Nuveen NWQ Flexible Income Fund

Portfolio of Investments	December 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.8%

	COMMON STOCKS – 14.2%

	Air Freight & Logistics – 0.5%

14,200	United Parcel Service, Inc., Class B	$1,627,888

	Banks – 1.2%

98,600	CIT Group Inc.	4,208,248

	Biotechnology – 0.5%

22,700	Gilead Sciences, Inc.	1,625,547

	Capital Markets – 1.2%

151,284	Ares Capital Corporation	2,494,673

88,701	TPG Specialty Lending, Inc.	1,656,935
	Total Capital Markets	4,151,608

	Chemicals – 0.4%

247,826	CVR Partners LP, (2)	1,489,434

	Consumer Finance – 0.5%

47,900	Synchrony Financial	1,737,333

	Equity Real Estate Investment Trusts – 2.0%

77,900	Apartment Investment & Management Company, Class A	3,540,555

134,500	MGM Growth Properties LLC	3,404,195
	Total Equity Real Estate Investment Trusts	6,944,750

	Industrial Conglomerates – 2.3%

112,400	Philips Electronics	3,436,068

35,200	Siemens AG, Sponsored ADR, (3)	4,309,184
	Total Industrial Conglomerates	7,745,252

	Media – 0.9%

97,254	National CineMedia, Inc.	1,432,551

47,600	Viacom Inc., Class B	1,670,760
	Total Media	3,103,311

	Mortgage Real Estate Investment Trusts – 0.5%

80,750	Colony Financial Inc.	1,635,188

	Multi-Utilities – 0.5%

102,000	Veolia Environment S.A., ADR, (3)	1,729,308

	Pharmaceuticals – 2.4%

147,400	AstraZeneca PLC, Sponsored ADR, (2)	4,026,968

108,400	GlaxoSmithKline PLC, Sponsored ADR	4,174,484
	Total Pharmaceuticals	8,201,452

26	NUVEEN

Shares	Description (1)			Value

	Software – 0.5%

40,200	Oracle Corporation			$1,545,690

	Tobacco – 0.8%

113,951	Vector Group Ltd.			2,591,246
	Total Common Stocks (cost $47,057,527)			48,336,255

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 5.1%

	Banks – 2.1%

1,935	Bank of America Corporation	7.250%	BB+	$2,257,758

4,205	Wells Fargo & Company	7.500%	BBB	5,003,950
	Total Banks			7,261,708

	Diversified Telecommunication Services – 0.4%

20,900	Frontier Communications Corporation	11.125%	N/R	1,485,572

	Electric Utilities – 2.2%

76,625	Great Plains Energy Inc.	7.000%	N/R	3,877,225

63,500	NextEra Energy Inc.	6.123%	BBB	3,110,230
	Total Electric Utilities			6,987,455

	Pharmaceuticals – 0.4%

2,275	Teva Pharmaceutical Industries Limited, (3)	7.000%	N/R	1,472,608
	Total Convertible Preferred Securities (cost $18,361,481)			17,207,343

Shares	Description (1)	Coupon	Ratings (4)	Value

	PREFERRED STOCKS – 0.1%

	Real Estate Investment Trust – 0.1%

18,600	Penn Real Estate Investment Trust	7.375%	N/A	$465,000
	Total Preferred Stocks (cost $435,589)			465,000

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 16.0%

	Banks – 1.5%

27,995	Boston Private Financial Holdings Inc.	6.950%	N/R	$700,995

24,065	Citigroup Inc.	6.875%	BB+	658,178

24,755	Cowen Group, Inc.	8.250%	N/R	636,451

35,731	FNB Corporation	7.250%	Ba2	1,010,115

38,450	HSBC Holdings PLC	8.000%	Baa1	992,010

47,365	Huntington BancShares Inc.	6.250%	Baa3	1,198,335
	Total Banks			5,196,084

	Capital Markets – 2.8%

65,300	Charles Schwab Corporation	6.000%	BBB	1,650,131

NUVEEN	27

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	Capital Markets (continued)

43,700	Hercules Technology Growth Capital Incorporated	6.250%	BBB–	$1,109,980

150,626	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	3,621,049

81,632	Morgan Stanley	7.125%	Ba1	2,296,308

29,209	Solar Capital Limited	6.750%	BBB–	735,775
	Total Capital Markets			9,413,243

	Consumer Finance – 2.0%

17,950	Capital One Financial Corporation	6.700%	Baa3	465,982

200,040	GMAC Capital Trust I	8.125%	B+	5,081,016

25,163	SLM Corporation, Series A	6.970%	Ba3	1,288,346
	Total Consumer Finance			6,835,344

	Equity Real Estate Investment Trusts – 3.2%

20,001	Cedar Shopping Centers Inc., Series A	7.250%	N/R	487,024

33,836	Coresite Realty Corporation	7.250%	N/R	855,374

67,403	Digital Realty Trust Inc.	7.375%	Baa3	1,829,991

102,061	DuPont Fabros Technology, (2)	6.625%	Ba2	2,588,267

11,273	Northstar Realty Finance Corporation	8.875%	N/R	288,025

28,748	Northstar Realty Finance Corporation	8.750%	N/R	738,824

14,123	Penn Real Estate Investment Trust	8.250%	N/R	357,171

26,656	Retail Properties of America	7.000%	BB	663,734

130,724	VEREIT, Inc.	6.700%	BB	3,306,010
	Total Equity Real Estate Investment Trusts			11,114,420

	Food Products – 1.6%

79,135	CHS Inc.	7.100%	N/R	2,097,869

124,805	CHS Inc.	6.750%	N/R	3,279,875
	Total Food Products			5,377,744

	Insurance – 2.6%

62,573	Argo Group US Inc.	6.500%	BBB–	1,563,699

52,663	Endurance Specialty Holdings Limited	6.350%	BBB–	1,346,066

36,803	Kemper Corporation	7.375%	Ba1	962,399

38,074	Maiden Holdings NA Limited	8.000%	BBB–	967,080

46,692	Maiden Holdings NA Limited	7.750%	BBB–	1,254,147

107,455	National General Holding Company	7.625%	N/R	2,691,748
	Total Insurance			8,785,139

	Mortgage Real Estate Investment Trusts – 0.3%

11,344	Colony Financial Inc.	7.500%	N/R	283,146

25,405	Colony Financial Inc.	8.500%	N/R	641,730
	Total Mortgage Real Estate Investment Trusts			924,876

28	NUVEEN

Shares	Description (1)	Coupon		Ratings (4)	Value

	Oil, Gas & Consumable Fuels – 0.1%

11,392	Scorpio Tankers Inc.	6.750%		N/R	$254,725

	Real Estate Management & Development – 0.2%

30,543	Kennedy-Wilson Inc.	7.750%		BB–	781,595

	Specialty Retail – 0.4%

54,570	TravelCenters of America LLC	8.000%		N/R	1,381,167

	Wireless Telecommunication Services – 1.3%

171,613	United States Cellular Corporation	7.250%		Ba1	4,360,686
	Total $25 Par (or similar) Retail Preferred (cost $53,760,757)				54,425,023

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 48.9%

	Aerospace & Defense – 0.4%

$1,550	Triumph Group Inc.	4.875%	4/01/21	B1	$1,453,900

	Auto Components – 1.0%

3,300	Cooper-Standard Automotive Inc., 144A	5.625%	11/15/26	B	3,262,875

	Automobiles – 1.0%

3,040	General Motors Corporation	6.600%	4/01/36	BBB–	3,469,899

	Beverages – 1.6%

4,235	Anheuser Busch InBev Finance Inc.	4.900%	2/01/46	A–	4,547,259

825	Cott Beverages Inc.	5.375%	7/01/22	B–	839,438
5,060	Total Beverages				5,386,697

	Biotechnology – 0.5%

1,775	AMAG Pharmaceuticals Inc., 144A	7.875%	9/01/23	B+	1,775,000

	Capital Markets – 0.4%

1,350	Raymond James Financial Inc.	4.950%	7/15/46	BBB	1,282,792

	Chemicals – 3.6%

3,798	A Schulman Inc., 144A	6.875%	6/01/23	B+	3,968,910

2,400	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	2,472,000

2,775	Trinseo Materials Operating, 144A	6.750%	5/01/22	B+	2,913,750

1,500	Univar Inc., 144A	6.750%	7/15/23	B	1,548,750

1,185	Versum Materials, Inc., 144A	5.500%	9/30/24	BB–	1,211,663
11,658	Total Chemicals				12,115,073

	Commercial Services & Supplies – 2.6%

2,365	GFL Environmental Corporation, 144A	7.875%	4/01/20	B–	2,480,294

1,300	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	1,430,000

4,347	R.R. Donnelley & Sons Company	6.500%	11/15/23	B+	4,232,891

NUVEEN	29

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Commercial Services & Supplies (continued)

$675	R.R. Donnelley & Sons Company	6.000%	4/01/24	B+	$636,188
8,687	Total Commercial Services & Supplies				8,779,373

	Consumer Finance – 1.4%

1,425	Ally Financial Inc.	5.750%	11/20/25	BB	1,421,438

3,045	Navient Corporation	8.000%	3/25/20	BB	3,378,123
4,470	Total Consumer Finance				4,799,561

	Containers & Packaging – 1.0%

3,475	Sealed Air Corporation, 144A	6.875%	7/15/33	BB	3,535,813

	Diversified Telecommunication Services – 5.8%

8,550	CenturyLink Inc.	7.650%	3/15/42	BB+	7,481,249

8,155	Frontier Communications Corporation	11.000%	9/15/25	BB	8,420,034

2,825	GCI Inc.	6.875%	4/15/25	BB–	2,867,375

871	US West Communications Company	6.875%	9/15/33	BBB–	830,643
20,401	Total Diversified Telecommunication Services				19,599,301

	Equity Real Estate Investment Trusts – 2.1%

2,925	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	3,100,500

650	Iron Mountain Inc.	5.750%	8/15/24	B	667,875

3,450	Select Income REIT	4.500%	2/01/25	Baa2	3,330,237
7,025	Total Equity Real Estate Investment Trusts				7,098,612

	Food & Staples Retailing – 2.7%

5,735	Rite Aid Corporation, 144A	6.125%	4/01/23	B	6,165,124

2,725	Whole Foods Market Inc.	5.200%	12/03/25	BBB–	2,881,622
8,460	Total Food & Staples Retailing				9,046,746

	Health Care Providers & Services – 1.9%

3,360	Kindred Healthcare Inc.	8.000%	1/15/20	B–	3,343,200

3,050	Molina Healthcare Inc.	5.375%	11/15/22	BB	3,095,750
6,410	Total Health Care Providers & Services				6,438,950

	Hotels, Restaurants & Leisure – 1.1%

3,675	McDonald’s Corporation	4.875%	12/09/45	BBB+	3,928,509

	Household Durables – 1.0%

3,315	Tempur Sealy International, Inc.	5.500%	6/15/26	BB	3,331,575

	Internet Software & Services – 0.3%

995	Donnelley Financial Solutions, Inc., 144A	8.250%	10/15/24	B	1,012,413

	Machinery – 3.1%

2,550	Automation Tooling Systems, Inc., 144A	6.500%	6/15/23	B+	2,639,250

2,700	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	2,821,500

1,835	Meritor Inc.	6.750%	6/15/21	B+	1,876,288

30	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Machinery (continued)

$3,150	Terex Corporation	6.000%	5/15/21	BB	$3,220,875
10,235	Total Machinery				10,557,913

	Media – 2.5%

3,615	Dish DBS Corporation	5.875%	11/15/24	Ba3	3,719,835

2,575	Dish DBS Corporation	7.750%	7/01/26	Ba3	2,903,313

1,925	Nexstar Escrow Corporation, 144A	5.625%	8/01/24	B+	1,910,563
8,115	Total Media				8,533,711

	Metals & Mining – 0.8%

1,300	ArcelorMittal	8.000%	10/15/39	BB+	1,426,542

1,300	Southern Copper Corporation	5.875%	4/23/45	BBB+	1,274,094
2,600	Total Metals & Mining				2,700,636

	Oil, Gas & Consumable Fuels – 0.4%

1,475	Enviva Partners LP / Enviva Partners Finance Corp., 144A	8.500%	11/01/21	B+	1,537,688

	Real Estate Management & Development – 1.7%

3,820	Greystar Real Estate Partners, LLC, 144A	8.250%	12/01/22	BB–	4,135,150

1,650	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	1,680,938
5,470	Total Real Estate Management & Development				5,816,088

	Semiconductors & Semiconductor Equipment – 2.4%

900	Amkor Technology Inc.	6.625%	6/01/21	BB	924,750

2,100	Micron Technology, Inc., 144A	7.500%	9/15/23	Baa2	2,325,750

5,020	Micron Technology, Inc., 144A	5.625%	1/15/26	BB	4,976,075
8,020	Total Semiconductors & Semiconductor Equipment				8,226,575

	Software – 0.2%

675	Conduent Finance Inc / Xerox Business Services LLC, 144A	10.500%	12/15/24	BB	722,250

	Specialty Retail – 2.1%

6,996	L Brands, Inc.	6.875%	11/01/35	BB+	7,135,919

	Technology Hardware, Storage & Peripherals – 4.0%

4,490	Hewlett Packard Enterprise Co	6.600%	10/15/45	A–	4,527,968

4,615	Seagate HDD Cayman	4.875%	6/01/27	BBB–	4,153,209

4,125	Western Digital Corporation, 144A	10.500%	4/01/24	BB+	4,877,813
13,230	Total Technology Hardware, Storage & Peripherals				13,558,990

	Wireless Telecommunication Services – 3.3%

3,986	Altice Financing SA, 144A	7.500%	5/15/26	BB–	4,145,440

6,669	Viacom Inc.	6.875%	4/30/36	BBB	7,262,273
10,655	Total Wireless Telecommunication Services				11,407,713
$164,117	Total Corporate Bonds (cost $161,673,994)				166,514,572

NUVEEN	31

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 11.2%

	Banks – 6.2%

$3,050	Bank of America Corporation	6.500%	N/A (5)	BB+	$3,187,250

2,450	Bank of America Corporation	6.300%	N/A (5)	BB+	2,560,250

4,580	Citigroup Inc.	6.250%	N/A (5)	BB+	4,712,820

2,225	Citigroup Inc.	5.950%	N/A (5)	BB+	2,197,633

925	Citigroup Inc.	5.800%	N/A (5)	BB+	933,094

775	Cobank Agricultural Credit Bank	6.250%	N/A (5)	BBB+	801,366

1,625	JP Morgan Chase & Company	6.750%	N/A (5)	BBB–	1,750,938

1,325	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	1,426,031

1,575	Wells Fargo & Company	5.875%	N/A (5)	BBB	1,653,593

1,692	Zions Bancorporation	7.200%	N/A (5)	BB–	1,778,715
	Total Banks				21,001,690

	Capital Markets – 0.4%

1,650	Goldman Sachs Group Inc.	5.300%	N/A (5)	Ba1	1,581,937

	Consumer Finance – 0.5%

1,725	Capital One Financial Corporation	5.550%	N/A (5)	Baa3	1,746,562

	Electric Utilities – 1.4%

4,345	Emera, Inc.	6.750%	6/15/76	BBB–	4,649,150

	Energy Equipment & Services – 0.5%

1,525	TransCanada Trust	5.875%	8/15/76	BBB	1,586,000

	Food Products – 1.9%

4,900	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	4,998,000

1,450	Land O’Lakes Inc., 144A	8.000%	N/A (5)	BB	1,479,000
	Total Food Products				6,477,000

	Insurance – 0.3%

900	Liberty Mutual Group, 144A	7.800%	3/07/87	Baa3	1,012,500
	Total $1,000 Par (or similar) Institutional Preferred (cost $37,911,685)				38,054,839

Shares	Description (1)				Value

	WARRANTS – 1.3%

79,800	Merrill Lynch International Company CV, 144A				$4,246,956
	Total Warrants (cost $4,351,494)				4,246,956
	Total Long-Term Investments (cost $323,552,527)				329,249,988

32	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.4%

	REPURCHASE AGREEMENTS – 2.4%

$8,133	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/16, repurchase price $8,132,772, collateralized by $8,560,000 U.S. Treasury Notes, 1.125%, due 7/31/21, value $8,300,110	0.030%	1/03/17	$8,132,745
	Total Short-Term Investments (cost $8,132,745)			8,132,745
	Total Investments (cost $331,685,272) – 99.2%			337,382,733
	Other Assets Less Liabilities – 0.8% (6)			2,864,550
	Net Assets – 100%			$340,247,283

Investments in Derivatives as of December 31, 2016

Options Written

Number of Contracts	Description	Notional Amount (7)	Expiration Date	Strike Price	Value
(851)	Citigroup Inc.	$(3,489,100)	1/20/17	$41	$(177,859)
(851)	Total Options (premiums received $80,042)	$(3,489,100)			$(177,859)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$42,297,763	$6,038,492	$—	$48,336,255
Convertible Preferred Securities	15,734,735	1,472,608	—	17,207,343
Preferred Stocks	465,000	—	—	465,000
$25 Par (or similar) Retail Preferred	54,425,023	—	—	54,425,023
Corporate Bonds	—	166,514,572	—	166,514,572
$1,000 Par (or similar) Institutional Preferred	—	38,054,839	—	38,054,839
Warrants	—	4,246,956	—	4,246,956
Short-Term Investments:
Repurchase Agreements	—	8,132,745	—	8,132,745
Investments in Derivatives:
Options Written	(177,859)	—	—	(177,859)
Total	$112,744,662	$224,460,212	$—	$337,204,874

NUVEEN	33

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2016, the cost of investments (excluding investments in derivatives) was $331,942,388.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2016, were as follows:

Gross unrealized:
Appreciation	$9,765,679
Depreciation	(4,325,334)
Net unrealized appreciation (depreciation) of investments	$5,440,345

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investment in derivatives.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt.

N/A	Not applicable

REIT	Real Estate Investment Trust

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

34	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: March 1, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2017